INVESTMENTS IN ASSOCIATES - Amounts recognised in the balance sheet and income statement (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure of associates [line items]
Trade investments	$ 105	$ 118		$ 105
Income statement profit (loss)	(11)	6	$ (3)
Bioventus
Disclosure of associates [line items]
Percentage of associate held				49.00%
Trade investments	102	114		$ 102
Income statement profit (loss)	$ (11)	$ 6